Inventories - Summary of Loss Due to Reduction in Market Value (Detail) - Aircraft [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Loss Due To Reduction In Market Value [Line Items]
Beginning balance	$ (5.7)	$ (1.0)	$ (4.4)
Additions	(0.6)	(5.9)	(13.9)
Disposals	0.0	1.2	17.3
Reversals	4.9	0.0	0.0
Ending balance	$ (1.4)	$ (5.7)	$ (1.0)